THE RYDEX VARIABLE ANNUITY

Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Issued by
Keyport Variable Account A
of
Sun Life Assurance Company of Canada (U.S.)
Supplement dated July 21, 2006
to
Prospectus dated April 30, 2004

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The names of the following investment options under your Contract have changed:
Old Name	New Name

Rydex Ursa Fund	Rydex Inverse S&P 500 Fund

Rydex Arktos Fund	Rydex Inverse OTC Fund

Rydex Large-Cap Europe Fund	Rydex Europe Advantage Fund

Rydex Large-Cap Japan Fund	Rydex Japan Advantage Fund

Rydex Juno Fund	Rydex Inverse Government Long Bond Fund

Rydex Medius Fund	Rydex Mid-Cap Advantage Fund

Rydex Mekros Fund	Rydex Russell 2000® Advantage Fund

Rydex Titan 500 Fund	Rydex Dynamic S&P 500 Fund

Rydex U.S. Government Bond Fund	Rydex Government Long Bond Advantage Fund

Rydex Velocity 100 Fund	Rydex Dynamic OTC Fund

Please retain this supplement with your prospectus for future reference.

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